Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Schedule of Lease Liabilities [Abstract]
Undiscounted lease payments	$ 2,204,819	$ 2,187,436
Present value adjustment	(422,665)	(420,151)
Total Lease liability	1,782,154	1,767,285
Breakdown:
Current liabilities	365,383	354,887
Non-current liabilities	1,416,771	1,412,398
Total Lease liability	$ 1,782,154	$ 1,767,285	$ 1,745,786	$ 1,734,029